Nature of the Business and Summary of Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	11,432,787	11,658,295	11,658,692	10,345,297
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	286,663	156,399	159,171	148,173
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	3,269,000	3,273,000	3,273,000	3,265,000
Stock Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	1,455,000	1,455,000	1,455,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	6,422,124	6,773,896	6,771,521	6,932,124